Other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets
5	Other current assets

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Other receivables	167,719	-	-
Prepayments	90,547	61,760	48,030
Deposits	60,659	7,738	6,018
Goods and Services Tax receivables	3,774	3	3
	322,699	69,501	54,051

Other receivables comprise of set-up costs amounted to S$167,121 as of December 31, 2024 that were incurred in relation to the establishment of operations in Vietnam and fully received in 2025.

Prepayments comprise mainly a prepaid software development service procured from Vietnam amounted to S$58,518 (US$42,833) as of December 31, 2024 and legal advice service of S$47,072 (US$36,608) for project related in Bosnia and Herzegovina as of December 31, 2025.

Deposits comprise of 1-month refundable deposit amounted to S$52,672 (US$38,554) for software development services procured from Vietnam as of December 31, 2024 and fully withdrawn in 2025.